Consolidated Statements Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Predecessor [Member] NPS Holdings Limited [Member]	Common Stock [Member] Successor [Member]	Redeemable Convertible Shares [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Predecessor [Member] NPS Holdings Limited [Member]	Additional Paid-In Capital [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] NPS Holdings Limited [Member]	Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Total Shareholders' Equity [Member] Predecessor [Member] NPS Holdings Limited [Member]	Total Shareholders' Equity [Member] Predecessor [Member]	Non-controlling Interests [Member] Predecessor [Member] NPS Holdings Limited [Member]	Non-controlling Interests [Member] Successor [Member]	Total Shareholders' Equity [Member] Successor [Member]	Predecessor [Member] NPS Holdings Limited [Member]	Successor [Member]	Total
Balance at beginning at Dec. 31, 2016	$ 342,250		$ 27,750	$ 3,345		$ (391)		$ 8,814		$ 381,768	$ 382,081	$ 313
Balance at beginning, shares at Dec. 31, 2016	342,250,000		27,750,000
Foreign currency translation adjustments						(45)				(45)	(45)				$ (45)
Dividends paid								(20,000)		(20,000)	(20,000)
Amount of provision for Zakat								(960)		(960)	(960)
Net income / (loss)								30,626		30,626	28,353	(2,273)			28,353
Balance at end at Dec. 31, 2017	$ 342,250		$ 27,750	3,345		(436)		18,480		391,389	389,429	(1,960)
Balance at end, shares at Dec. 31, 2017	342,250,000		27,750,000
Foreign currency translation adjustments						(16)				(16)	(16)				(16)
Conversion of redeemable shares	$ 6,275		$ (6,275)
Conversion of redeemable shares, shares	6,274,566		(6,274,566)
Dividends paid								(48,210)		(48,210)	(48,210)
Amount of provision for Zakat								(766)		(766)	(766)
Net income / (loss)								7,617		7,617	6,736	(881)			$ 6,736
Balance at end at Jun. 06, 2018	$ 348,525	$ 56,601	$ 21,475	$ 3,345		$ (452)		$ (22,879)	$ (4,611)	$ 350,014	$ 347,173	$ (2,841)		$ 51,990			$ 51,990
Balance at end, shares at Jun. 06, 2018	348,524,566	11,730,425	21,475,434
Foreign currency translation adjustments
Reclassification of shares previously subject to redemption		$ 165,188												165,188			165,188
Reclassification of shares previously subject to redemption, shares		16,921,700
Redeemed shares		$ (19,379)												(19,379)			(19,379)
Redeemed shares, shares		(1,916,511)
Shares issued to acquire NPS		$ 255,537												255,537			255,537
Shares issued to acquire NPS, shares		25,077,277
Shares issued to acquire GES		$ 288,848												288,848			288,848
Shares issued to acquire GES, shares		28,346,229
Shares issued to related party for loan fee and transaction costs		$ 2,719												2,719			2,719
Shares issued to related party for loan fee and transaction costs, shares		266,809
Shares issued for IPO underwriting fees		$ 3,737												3,737			3,737
Shares issued for IPO underwriting fees, shares		307,465
Business combination non-controlling interest													(2,004)				(2,004)
Non-controlling interest derecognized due to sale of subsidiary									(3,043)				3,043	(3,043)
Acquisition of non-controlling interest during the period									808				(808)	808
Other							48						(1)	48			47
Net income / (loss)									35,143				(163)	35,143		34,980	34,980
Balance at end at Dec. 31, 2018		$ 801,546			1,034		48		28,297				67	830,924			830,991
Balance at end, shares at Dec. 31, 2018		85,562,769
Foreign currency translation adjustments																$ (19)
Acquisition of non-controlling interest during the period					67								(67)	67
Stock-based compensation expense					5,654									5,654			5,654
Vesting of restricted share units
Vesting of restricted share units, shares		290,510
Other					2		(19)							(17)			(17)
Other, shares		33,796														33,796
NPS equity earn-out					10,480									10,480			10,480
NPS equity earn-out, shares		1,300,214
Net income / (loss)									39,364					39,364		$ 39,364	39,364
Balance at end at Dec. 31, 2019		$ 801,545			$ 17,237		$ 29		$ 67,661					$ 886,472			$ 886,472
Balance at end, shares at Dec. 31, 2019		87,187,289